Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss - CAD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Assay and sampling [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	$ 72,485	$ 125,381	$ 15,635
Drilling and mobilization [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	733,741	833,704	3,200
Field expenditures [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	251,304	225,742	28,913
Geological Consulting [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	401,365	339,036	98,476
Geological and Technical Services [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	361,778	83,665	98,677
Total [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	1,820,673	1,609,121	246,101
Land claims and property taxes [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures		1,593	1,200
Ontario [Member] | Assay and sampling [Member] | Jubilee Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Ontario [Member] | Assay and sampling [Member] | Trix Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	7,000
Ontario [Member] | Assay and sampling [Member] | Phyllis Cobalt [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures		9,797
Ontario [Member] | Assay and sampling [Member] | Scramble Mine Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			6,472
Ontario [Member] | Assay and sampling [Member] | Shaw Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Ontario [Member] | Drilling and mobilization [Member] | Jubilee Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Ontario [Member] | Drilling and mobilization [Member] | Phyllis Cobalt [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures		11,250
Ontario [Member] | Drilling and mobilization [Member] | Scramble Mine Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Ontario [Member] | Drilling and mobilization [Member] | Shaw Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Ontario [Member] | Field expenditures [Member] | Jubilee Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Ontario [Member] | Field expenditures [Member] | Phyllis Cobalt [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Ontario [Member] | Field expenditures [Member] | Scramble Mine Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			3,169
Ontario [Member] | Field expenditures [Member] | Shaw Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			713
Ontario [Member] | Geological Consulting [Member] | Jubilee Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	29,465
Ontario [Member] | Geological Consulting [Member] | Trix Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	25,750
Ontario [Member] | Geological Consulting [Member] | Phyllis Cobalt [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Ontario [Member] | Geological Consulting [Member] | Scramble Mine Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			34,826
Ontario [Member] | Geological Consulting [Member] | Shaw Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Ontario [Member] | Geological and Technical Services [Member] | Jubilee Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	34,830
Ontario [Member] | Geological and Technical Services [Member] | Phyllis Cobalt [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Ontario [Member] | Geological and Technical Services [Member] | Scramble Mine Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			4,762
Ontario [Member] | Geological and Technical Services [Member] | Shaw Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Ontario [Member] | Total [Member] | Jubilee Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	64,295
Ontario [Member] | Total [Member] | Trix Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	32,750
Ontario [Member] | Total [Member] | Phyllis Cobalt [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures		21,047
Ontario [Member] | Total [Member] | Scramble Mine Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			49,229
Ontario [Member] | Total [Member] | Shaw Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			713
Ontario [Member] | Land claims and property taxes [Member] | Phyllis Cobalt [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Ontario [Member] | Land claims and property taxes [Member] | Scramble Mine Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Ontario [Member] | Land claims and property taxes [Member] | Shaw Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | Titan Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	36,450
Quebec [Member] | Assay and sampling [Member] | Augustus Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	20,634	115,584	4,163
Quebec [Member] | Assay and sampling [Member] | General Exploration [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	8,401
Quebec [Member] | Assay and sampling [Member] | Canadian Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			0
Quebec [Member] | Drilling and mobilization [Member] | Titan Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			3,200
Quebec [Member] | Drilling and mobilization [Member] | Augustus Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	733,741	822,454
Quebec [Member] | Drilling and mobilization [Member] | General Exploration [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | Canadian Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | Titan Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	32,400
Quebec [Member] | Field expenditures [Member] | Augustus Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	216,690	208,742	9,331
Quebec [Member] | Field expenditures [Member] | General Exploration [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	2,214		4,100
Quebec [Member] | Field expenditures [Member] | Canadian Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Quebec [Member] | Geological Consulting [Member] | Titan Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	20,250	75	2,700
Quebec [Member] | Geological Consulting [Member] | Augustus Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	176,850	280,223	30,450
Quebec [Member] | Geological Consulting [Member] | General Exploration [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	149,050	11,238	9,500
Quebec [Member] | Geological Consulting [Member] | Canadian Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			3,500
Quebec [Member] | Geological and Technical Services [Member] | Titan Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			44,737
Quebec [Member] | Geological and Technical Services [Member] | Augustus Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	326,948	73,665	24,408
Quebec [Member] | Geological and Technical Services [Member] | General Exploration [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Quebec [Member] | Geological and Technical Services [Member] | Canadian Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			11,250
Quebec [Member] | Total [Member] | Titan Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	89,100	75	50,637
Quebec [Member] | Total [Member] | Augustus Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	1,474,863	1,502,261	68,352
Quebec [Member] | Total [Member] | General Exploration [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures	159,665	11,238	13,600
Quebec [Member] | Total [Member] | Canadian Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			14,750
Quebec [Member] | Land claims and property taxes [Member] | Titan Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Augustus Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures		1,593
Quebec [Member] | Land claims and property taxes [Member] | General Exploration [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Canadian Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
British Columbia [Member] | Assay and sampling [Member] | Kokanee Creek [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			5,000
British Columbia [Member] | Drilling and mobilization [Member] | Kokanee Creek [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures
British Columbia [Member] | Field expenditures [Member] | Kokanee Creek [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures		17,000	11,600
British Columbia [Member] | Geological Consulting [Member] | Kokanee Creek [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures		47,500	17,500
British Columbia [Member] | Geological and Technical Services [Member] | Kokanee Creek [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures		10,000	13,520
British Columbia [Member] | Total [Member] | Kokanee Creek [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures		74,500	48,820
British Columbia [Member] | Land claims and property taxes [Member] | Kokanee Creek [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss [Line Items]
Exploration and evaluation expenditures			$ 1,200